Consolidated Statements of Financial Position (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Property, plant and equipment, accumulated depreciation (in Dollars)	$ 7,120	$ 5,702
Preferred shares, par value (in Dollars per share)
Preferred shares, shares authorized
Preferred shares, shares issued
Preferred shares, shares outstanding
Common shares, shares issued	43,636,783	26,605,797
Common shares, shares outstanding	43,636,783	26,605,797